UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments.
Greenville Small Cap Growth Fund

SCHEDULE OF INVESTMENTS at January 31, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS: 94.9%
	Aerospace & Defense: 4.4%
9,750	AAR Corp. *	$290,453
8,790	B/E Aerospace, Inc. *	261,766
		552,219
	Auto Dealers: 2.9%
19,650	Rush Enterprises, Inc. - Class A *	359,988
	Capital Goods: 8.7%
13,215	Builders Firstsource, Inc. *	239,720
4,760	ESCO Technologies, Inc. *	227,385
15,150	Harbin Electric, Inc. *	181,043
41,435	Power-One, Inc. *	306,205
11,435	U.S. Home Systems, Inc. *	139,964
		1,094,317
	Commercial Banks: 2.6%
5,740	Home Bancshares, Inc.	143,442
16,600	Superior Bancorp *	186,086
		329,528
	Commercial Services & Supplies: 4.6%
7,380	TeleTech Holdings, Inc. *	198,891
17,200	The Providence Service Corp. *	378,400
		577,291
	Communications Equipment: 2.1%
7,435	Comtech Telecommunications *	267,660
	Computer Integrated Systems Design: 2.3%
19,860	Vasco Data Security International, Inc. *	291,942
	Diversified Financials: 0.8%
7,900	TradeStation Group, Inc. *	100,804
	Electrical Equipment: 3.1%
34,470	Ultralife Batteries, Inc. *	386,064
	Electronic Equipment & Instruments: 1.9%
7,925	Coherent, Inc. *	243,694
	Energy: 1.9%
9,635	Gulfport Energy Corp. *	115,138
4,045	Superior Energy Services, Inc. *	122,644
		237,782
	Health Care Equipment & Services: 10.3%
58,505	Allion Healthcare, Inc. *	352,785
13,100	Ev3, Inc. *	241,302
7,540	Matrixx Initiatives, Inc. *	127,049
22,325	Merit Medical Systems, Inc. *	351,842
7,230	Radiation Therapy Services, Inc. *	214,659
		1,287,637
	Health Care Providers & Services: 5.6%
13,900	Emergency Medical Services Corp. *	361,400
17,185	HMS Holdings Corp. *	334,764
		696,164
	Hotels Restaurants & Leisure : 1.1%
21,585	Cosi, Inc. *	138,791
	Industrial Conglomerates: 1.1%
5,000	Walter Industries, Inc.	140,900
	Insurance: 7.4%
7,230	American Safety Insurance Holdings Ltd *#	133,683
14,500	Amerisafe, Inc. *	239,685
9,289	Argonaut Group, Inc. *	311,553
7,250	Hub International Ltd #	237,510
		922,431
	Internet Software & Services: 2.8%
8,650	Dealertrack Holdings, Inc. *	239,778
26,185	Hollywood Media Corp. *	107,882
		347,660
	Machinery: 0.9%
8,262	Mueller Water Products, Inc. - Class B *	112,198
	Media: 1.6%
47,765	APAC Customer Services, Inc. *	198,225
	Retailing: 2.0%
11,035	Conn’s, Inc. *	258,992
	Semiconductor & Semiconductor Equipment: 6.9%
26,500	Anadigics, Inc. *	236,910
23,820	IXYS Corp. *	214,618
15,285	Omnivision Technologies, Inc. *	176,389
4,598	Rudolph Technologies, Inc. *	71,867
4,265	Tessera Technologies, Inc. *	163,093
		862,877
	Software & Services: 9.1%
20,565	Cybersource Corp. *	265,288
9,025	MapInfo Corp. *	123,191
4,875	Micros Systems, Inc. *	274,463
13,825	Opnet Technologies, Inc. *	186,776
8,030	Transaction Systems Architects, Inc. *	290,285
		1,140,003
	Surgical Supplies: 2.8%
13,275	Angiodynamics, Inc. *	350,460
	Technology Hardware & Equipment: 4.2%
9,075	Excel Technology, Inc. *	249,925
8,590	Stratasys, Inc. *	276,942
		526,867
	Transportation: 3.8%
17,715	Marten Transport Ltd. *	271,217
11,560	Vitran Corp, Inc. *#	203,571
		474,788
	TOTAL COMMON STOCKS
	(Cost $9,868,533)	11,899,282

	SHORT-TERM INVESTMENT: 4.9%
619,234	SEI Daily Income Trust Government Fund - Class B	619,234
	TOTAL SHORT-TERM INVESTMENT
	(Cost $619,234)	619,234
	TOTAL INVESTMENTS: 99.8%
	(Cost $10,487,767)	12,518,516
	Other Assets in Excess of Liabilities: 0.2%	22,906
	TOTAL NET ASSETS: 100.0%	$12,541,422

*	Non-income producing
#	U.S. security of a foreign issuer

The cost basis of investments for federal income tax purposes at January 31, 2007 was as follows+:

Cost of investments	$10,487,767
Gross unrealized appreciation	2,581,730
Gross unrealized depreciation	(550,981)
Net unrealized appreciation	$2,030,749

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title     /s/Robert M. Slotky
                                              Robert M. Slotky, President

Date    March 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/Robert M. Slotky
                                                   Robert M. Slotky, President

Date     March 15, 2007

By (Signature and Title)*      /s/Eric W. Falkeis
                                                   Eric W. Falkeis, Treasurer

Date     February 20, 2007

* Print the name and title of each signing officer under his or her signature.